UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Broadfin Capital, LLC

Address:    237 Park Avenue
            Ninth Floor
            New York, NY 10017

13F File Number: 028-14251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Kotler
Title:      Managing Member
Phone:      (212) 808-2460

Signature, Place and Date of Signing:


/s/ Kevin Kotler               New York, New York         February 13, 2012
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total: $217,953
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   028-14254               Broadfin Healthcare Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ALERE INC                           COM        01449J105   8,680       375,906 SH         DEFINED     1          375,906
ALIGN TECHNOLOGY INC                COM        016255101   8,319       350,648 SH         DEFINED     1          350,648
ALKERMES PLC                        SHS        G01767105  17,437     1,004,419 SH         DEFINED     1        1,004,419
ALNYLAM PHARMACEUTICALS INC         COM        02043Q107   3,598       441,508 SH         DEFINED     1          441,508
ALPHATEC HOLDINGS INC               COM        02081G102   1,495       869,217 SH         DEFINED     1          869,217
AMARIN CORP PLC                SPONS ADR NEW   023111206   6,438       859,600 SH         DEFINED     1          859,600
ANACOR PHARMACEUTICALS INC          COM        032420101   4,409       711,049 SH         DEFINED     1          711,049
ANGIODYNAMICS INC                   COM        03475V101   8,886       600,000 SH         DEFINED     1          600,000
ANTARES PHARMA INC                  COM        036642106   4,181     1,900,618 SH         DEFINED     1        1,900,618
ARDEA BIOSCIENCES INC               COM        03969P107     878        52,246 SH         DEFINED     1           52,246
ATRICURE INC                        COM        04963C209   6,822       614,625 SH         DEFINED     1          614,625
BIOLASE TECHNOLOGY INC              COM        090911108   1,153       448,542 SH         DEFINED     1          448,542
BOSTON SCIENTIFIC CORP              COM        101137107   7,789     1,458,600 SH         DEFINED     1        1,458,600
CAS MED SYS INC               COM PAR $0.004   124769209      76        43,193 SH         DEFINED     1           43,193
CONCEPTUS INC                       COM        206016107   3,626       286,861 SH         DEFINED     1          286,861
COVIDIEN PLC                        SHS        G2554F113   7,427       165,000 SH         DEFINED     1          165,000
GIVEN IMAGING                     ORD SHS      M52020100   2,841       162,974 SH         DEFINED     1          162,974
HEARTWARE INTL INC                  COM        422368100   1,794        26,000 SH         DEFINED     1           26,000
INTELLIPHARMACEUTICS INTL IN        COM        458173101   2,670       974,322 SH         DEFINED     1          974,322
K V PHARMACEUTICAL CO              CL A        482740206   1,221       872,418 SH         DEFINED     1          872,418
LANNET INC                          COM        516012101  10,805     2,444,600 SH         DEFINED     1        2,444,600
MEDICIS PHARMACEUTICAL CORP      CL A NEW      584690309   6,650       200,000 SH         DEFINED     1          200,000
MEDTRONIC INC                       COM        585055106   2,522        65,945 SH         DEFINED     1           65,945
MERIT MED SYS INC                   COM        589889104  10,704       800,016 SH         DEFINED     1          800,016
NATUS MEDICAL INC DEL               COM        639050103  16,127     1,710,227 SH         DEFINED     1        1,710,227
NUVASIVE INC                        COM        670704105     679        53,900 SH         DEFINED     1           53,900
PROGENICS PHARMACEUTICALS IN        COM        743187106   3,566       417,527 SH         DEFINED     1          417,527
QLT INC                             COM        746927102   2,656       368,873 SH         DEFINED     1          368,873
RIGEL PHARMACEUTICALS INC         COM NEW      766559603   8,240     1,044,420 SH         DEFINED     1        1,044,420
SANOFI                         SPONSORED ADR   80105N105   9,500       260,000 SH         DEFINED     1          260,000
SANTARUS INC                        COM        802817304  15,226     4,600,100 SH         DEFINED     1        4,600,100
SOLTA MED INC                       COM        83438K103   7,885     2,511,036 SH         DEFINED     1        2,511,036
ST JUDE MED INC                     COM        790849103   7,652       223,098 SH         DEFINED     1          223,098
STRYKER CORP                        COM        863667101   1,889        38,000 SH         DEFINED     1           38,000
TEVA PHARMACEUTICAL INDS LTD        COM        881624209  12,108       300,000 SH         DEFINED     1          300,000
ZIMMER HLDGS INC                    COM        98956P102   2,003        37,500 SH         DEFINED     1           37,500

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